Nationwide Fund Investment Strategy - Nationwide Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests its assets in a portfolio of equity securities, primarily common stocks of large-cap U.S. companies. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security. Some of the companies in which the Fund invests may be located outside of the United States. The subadviser uses a fundamental research-driven approach that focuses on identifying attractively valued stocks with earnings growth potential within each sector. It seeks to outperform the S&P 500® Index with similar portfolio volatility through a bottom-up stock selection process that invests in companies with robust business models, strong management teams and sustainable earnings. The subadviser believes that strong investment results can be consistently achieved through bottom-up stock selection with minimal exposure to risks associated with market timing or factor bets, with stock selection at the heart of its process. The subadviser believes that a company’s stock price should reflect the present value of its long-term future cash flows. By looking beyond any near-term issues and understanding the long-term “normalized” earnings power of a company, the subadviser seeks to take advantage of temporary mispricings of stocks. The subadviser’s investment process involves three key steps: ●Fundamental research–research analysts forecast earnings and cash flows, considering industry changes driven by globalization, technology and the business cycle. Industry frameworks guide their stock-level research, examining economics, duration and governance based on external macroeconomic, industry and company-specific factors. ●Valuation– a proprietary valuation process uses research analysts’ forecasts of earnings and dividends, derived from detailed analyses of each company’s financials. Long-term forecasts of earnings, cash flows and dividends, along with current stock prices, help determine whether a stock is undervalued or overvalued. ●Portfolio construction– the subadviser constructs portfolios in a risk-controlled manner based on its research analysts’ insights. At times the subadviser may emphasize one or more industries or sectors. As part of its investment process, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The subadviser may sell a stock if it identifies a more attractive investment opportunity. The subadviser also may sell a stock if it has reached a price target or if the subadviser has lost conviction in its original investment thesis. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The Fund may engage in frequent and active trading of portfolio securities.